Share Capital (Details Textual) - USD ($)			1 Months Ended				3 Months Ended
	Sep. 11, 2014	May 12, 2014	Oct. 02, 2017	Feb. 17, 2017	Oct. 26, 2016	Mar. 30, 2016	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Aug. 24, 2015
Disclosure of classes of share capital [line items]
Issued ordinary shares exchange for services received						1,014,470
Issued ordinary value of exchange for services received						$ 26,755
Related party converted his loan balance amount											$ 12,870
Ordinary share issued									83,265,969	82,265,969
Former Chief Executive Officer [Member]
Disclosure of classes of share capital [line items]
Issued ordinary shares exchange for services received						1,107,767
Issued ordinary value of exchange for services received						$ 28,490
Former Chief Executive Officer [Member] | CFO [Member]
Disclosure of classes of share capital [line items]
Issued ordinary shares exchange for services received						1,107,767
Issued ordinary value of exchange for services received						$ 28,802
Shares Capital [Member]
Disclosure of classes of share capital [line items]
Description of increased the authorized capital	The Company amended and restated its Articles of Association to remove the par value from the shares, so that all shares will be without par value, to increase the authorized capital of the company from 100,000 shares to 300,000,000 shares, and to perform a stock split of the outstanding shares in the ratio of 1 to 68,818.
Description of stock split outstanding ordinary shares	As a result of the stock split, every ordinary share of the Company's outstanding ordinary shares prior to the effect of that amendment was split and reclassified into 68,818 ordinary shares of the Company, and the number of outstanding ordinary shares of the Company was increased from 1,156.5 to 79,588,017 shares
Ordinary share issued					270,000
Total consideration					$ 10,000
Primary offering [Member]
Disclosure of classes of share capital [line items]
Sale of new ordinary shares												30,000,000
Investors [Member]
Disclosure of classes of share capital [line items]
Total equity investment				$ 2,000,000
Description terms of investment Agreement

Pursuant to the terms of the Investment Agreement, as amended, in consideration for the Investors’ investment of $2 million, the Company will issue to the Investors 35,256,844 ordinary shares, representing approximately 30% of the Company’s issued share capital. Of which $200,000 was paid as First Private Placement.

Investors [Member] | Private Placement Subscription Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary share issued			1,000,000
Shares of total consideration units			1,000,000
Purchase price per unit			$ 0.085
Share based payments shares valued			$ 85,000
Consultant [Member]
Disclosure of classes of share capital [line items]
Issued ordinary shares exchange for services received							860,225	860,225
Issued ordinary value of exchange for services received							$ 18,761	$ 18,761
Ordinary share issued		289,036
Share based payments shares valued		$ 7,502